Bonds, notes and other obligations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of Bonds, Notes and Other Obligations
(a)	This caption is comprised of the following:

Issuance	Issuer	Annual interest rate	Interest payment	Maturity	Amount issued	2022	2021
					(000)	S/(000)	S/(000)
Local issuances
Subordinated bonds – first program (b)
Eighth (A series)	Interbank	6.91%	Semi-annually	2022	S/137,900	—	137,900

						—	137,900

Subordinated bonds – second program (b)
Second (A series)	Interbank	5.81%	Semi-annually	2023	S/150,000	149,998	149,938
Third (A series)	Interbank	7.50%	Semi-annually	2023	US$50,000	190,616	199,175

						340,614	349,113

Subordinated bonds – third program (b)
Third - single series (c)	Interseguro	4.84%	Semi-annually	2030	US$25,000	95,350	99,675
First - single series	Interseguro	6.00%	Semi-annually	2029	US$20,000	76,213	79,663
Second - single series	Interseguro	4.34%	Semi-annually	2029	US$20,000	76,280	79,740

						247,843	259,078

Corporate bonds – second program
Fifth (A series)	Interbank	3.41% + VAC (*)	Semi-annually	2029	S/150,000	150,000	150,000

Total local issuances						738,457	896,091

International issuances
Subordinated bonds (d)	Interbank	4.000%	Semi-annually	2030	US$300,000	1,137,691	1,188,394
Corporate bonds (e)	Interbank	5.000%	Semi-annually	2026	S/312,000	311,522	311,401
Corporate bonds (f)	Interbank	3.250%	Semi-annually	2026	US$400,000	1,517,661	1,584,288
Corporate bonds (g)	Interbank	3.375%	Semi-annually	2023	US$484,895	1,849,133	1,912,330
Subordinated bonds (h)	Interbank	6.625%	Semi-annually	2029	US$300,000	1,142,764	1,193,461
Senior bonds (i)	IFS	4.125%	Semi-annually	2027	US$300,000	1,074,396	1,178,000

Total international issuances						7,033,167	7,367,874

Total local and international issuances						7,771,624	8,263,965

Interest payable						134,679	125,707

Total						7,906,303	8,389,672

Summary of Repayment Schedule of Bonds, Notes and Other Obligations
(k)	As of December 31, 2022 and 2021, the repayment schedule of these obligations is as follows:

Year	2022	2021
	S/(000)	S/(000)
2022	—	249,609
2023	2,296,506	2,261,443
2024	—	—
2025	—	—
2026 onwards	5,609,797	5,878,620

Total	7,906,303	8,389,672